SUBSEQUENT EVENT (Details) (USD $)			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Vessel [Member] Subsequent Event [Member]	Jun. 30, 2014 IOM I-B [Member]	Mar. 31, 2014 IOM I-B [Member]
Subsequent Event [Line Items]
Proceeds from the sale of vessel			$ 25,500,000
Long-term Debt	42,015,000	46,350,000			39,700,000
Restricted Cash and Cash Equivalents				$ 14,200,000